Average Annual Total Returns	Optimum Large Cap Growth Fund Russell 1000 Growth Index 1 year	Optimum Large Cap Growth Fund Russell 1000 Growth Index 5 years	Optimum Large Cap Growth Fund Russell 1000 Growth Index 10 years	Optimum Large Cap Growth Fund Class A 1 year	Optimum Large Cap Growth Fund Class A 5 years	Optimum Large Cap Growth Fund Class A 10 years	Optimum Large Cap Growth Fund Class C 1 year	Optimum Large Cap Growth Fund Class C 5 years	Optimum Large Cap Growth Fund Class C 10 years	Optimum Large Cap Growth Fund Institutional Class 1 year	Optimum Large Cap Growth Fund Institutional Class 5 years	Optimum Large Cap Growth Fund Institutional Class 10 years	Optimum Large Cap Growth Fund Institutional Class After Taxes on Distributions 1 year	Optimum Large Cap Growth Fund Institutional Class After Taxes on Distributions 5 years	Optimum Large Cap Growth Fund Institutional Class After Taxes on Distributions 10 years	Optimum Large Cap Growth Fund Institutional Class After Taxes on Distributions and Sales 1 year	Optimum Large Cap Growth Fund Institutional Class After Taxes on Distributions and Sales 5 years	Optimum Large Cap Growth Fund Institutional Class After Taxes on Distributions and Sales 10 years	Optimum Large Cap Value Fund Russell 1000 Value Index 1 year	Optimum Large Cap Value Fund Russell 1000 Value Index 5 years	Optimum Large Cap Value Fund Russell 1000 Value Index 10 years	Optimum Large Cap Value Fund Class A 1 year	Optimum Large Cap Value Fund Class A 5 years	Optimum Large Cap Value Fund Class A 10 years	Optimum Large Cap Value Fund Class C 1 year	Optimum Large Cap Value Fund Class C 5 years	Optimum Large Cap Value Fund Class C 10 years	Optimum Large Cap Value Fund Insitutional Class 1 year	Optimum Large Cap Value Fund Insitutional Class 5 years	Optimum Large Cap Value Fund Insitutional Class 10 years	Optimum Large Cap Value Fund Insitutional Class After Taxes on Distributions 1 year	Optimum Large Cap Value Fund Insitutional Class After Taxes on Distributions 5 years	Optimum Large Cap Value Fund Insitutional Class After Taxes on Distributions 10 years	Optimum Large Cap Value Fund Insitutional Class After Taxes on Distributions and Sales 1 year	Optimum Large Cap Value Fund Insitutional Class After Taxes on Distributions and Sales 5 years	Optimum Large Cap Value Fund Insitutional Class After Taxes on Distributions and Sales 10 years	Optimum Small-Mid Cap Growth Fund Russell 2500 Growth Index 1 year	Optimum Small-Mid Cap Growth Fund Russell 2500 Growth Index 5 years	Optimum Small-Mid Cap Growth Fund Russell 2500 Growth Index 10 years	Optimum Small-Mid Cap Growth Fund Class A 1 year	Optimum Small-Mid Cap Growth Fund Class A 5 years	Optimum Small-Mid Cap Growth Fund Class A 10 years	Optimum Small-Mid Cap Growth Fund Class C 1 year	Optimum Small-Mid Cap Growth Fund Class C 5 years	Optimum Small-Mid Cap Growth Fund Class C 10 years	Optimum Small-Mid Cap Growth Fund Institutional Class 1 year	Optimum Small-Mid Cap Growth Fund Institutional Class 5 years	Optimum Small-Mid Cap Growth Fund Institutional Class 10 years	Optimum Small-Mid Cap Growth Fund Institutional Class After Taxes on Distributions 1 year	Optimum Small-Mid Cap Growth Fund Institutional Class After Taxes on Distributions 5 years	Optimum Small-Mid Cap Growth Fund Institutional Class After Taxes on Distributions 10 years	Optimum Small-Mid Cap Growth Fund Institutional Class After Taxes on Distributions and Sales 1 year	Optimum Small-Mid Cap Growth Fund Institutional Class After Taxes on Distributions and Sales 5 years	Optimum Small-Mid Cap Growth Fund Institutional Class After Taxes on Distributions and Sales 10 years	Optimum Small-Mid Cap Value Fund Russell 2500 Value Index 1 year	Optimum Small-Mid Cap Value Fund Russell 2500 Value Index 5 years	Optimum Small-Mid Cap Value Fund Russell 2500 Value Index 10 years	Optimum Small-Mid Cap Value Fund Class A 1 year	Optimum Small-Mid Cap Value Fund Class A 5 years	Optimum Small-Mid Cap Value Fund Class A 10 years	Optimum Small-Mid Cap Value Fund Class C 1 year	Optimum Small-Mid Cap Value Fund Class C 5 years	Optimum Small-Mid Cap Value Fund Class C 10 years	Optimum Small-Mid Cap Value Fund Institutional Class 1 year	Optimum Small-Mid Cap Value Fund Institutional Class 5 years	Optimum Small-Mid Cap Value Fund Institutional Class 10 years	Optimum Small-Mid Cap Value Fund Institutional Class After Taxes on Distributions 1 year	Optimum Small-Mid Cap Value Fund Institutional Class After Taxes on Distributions 5 years	Optimum Small-Mid Cap Value Fund Institutional Class After Taxes on Distributions 10 years	Optimum Small-Mid Cap Value Fund Institutional Class After Taxes on Distributions and Sales 1 year	Optimum Small-Mid Cap Value Fund Institutional Class After Taxes on Distributions and Sales 5 years	Optimum Small-Mid Cap Value Fund Institutional Class After Taxes on Distributions and Sales 10 years	Optimum International Fund MSCI ACWI ex USA Index (net) 1 year	Optimum International Fund MSCI ACWI ex USA Index (net) 5 years	Optimum International Fund MSCI ACWI ex USA Index (net) 10 years	Optimum International Fund MSCI ACWI ex USA Index (gross) 1 year	Optimum International Fund MSCI ACWI ex USA Index (gross) 5 years	Optimum International Fund MSCI ACWI ex USA Index (gross) 10 years	Optimum International Fund Class A 1 year	Optimum International Fund Class A 5 years	Optimum International Fund Class A 10 years	Optimum International Fund Class C 1 year	Optimum International Fund Class C 5 years	Optimum International Fund Class C 10 years	Optimum International Fund Institutional Class 1 year	Optimum International Fund Institutional Class 5 years	Optimum International Fund Institutional Class 10 years	Optimum International Fund Institutional Class After Taxes on Distributions 1 year	Optimum International Fund Institutional Class After Taxes on Distributions 5 years	Optimum International Fund Institutional Class After Taxes on Distributions 10 years	Optimum International Fund Institutional Class After Taxes on Distributions and Sales 1 year	Optimum International Fund Institutional Class After Taxes on Distributions and Sales 5 years	Optimum International Fund Institutional Class After Taxes on Distributions and Sales 10 years	Optimum Fixed Income Fund Bloomberg US Aggregate Bond Index 1 year	Optimum Fixed Income Fund Bloomberg US Aggregate Bond Index 5 years	Optimum Fixed Income Fund Bloomberg US Aggregate Bond Index 10 years	Optimum Fixed Income Fund Class A 1 year	Optimum Fixed Income Fund Class A 5 years	Optimum Fixed Income Fund Class A 10 years	Optimum Fixed Income Fund Class C 1 year	Optimum Fixed Income Fund Class C 5 years	Optimum Fixed Income Fund Class C 10 years	Optimum Fixed Income Fund Institutional Class 1 year	Optimum Fixed Income Fund Institutional Class 5 years	Optimum Fixed Income Fund Institutional Class 10 years	Optimum Fixed Income Fund Institutional Class After Taxes on Distributions 1 year	Optimum Fixed Income Fund Institutional Class After Taxes on Distributions 5 years	Optimum Fixed Income Fund Institutional Class After Taxes on Distributions 10 years	Optimum Fixed Income Fund Institutional Class After Taxes on Distributions and Sales 1 year	Optimum Fixed Income Fund Institutional Class After Taxes on Distributions and Sales 5 years	Optimum Fixed Income Fund Institutional Class After Taxes on Distributions and Sales 10 years
Total	(29.14%)	10.96%	14.10%	(38.63%)	4.53%	10.48%	(35.96%)	4.96%	10.32%	(34.73%)	6.02%	11.42%	(35.43%)	3.98%	8.89%	(20.01%)	4.90%	9.00%	(7.54%)	6.67%	10.29%	(11.65%)	5.74%	8.58%	(7.91%)	6.20%	8.42%	(6.08%)	7.27%	9.51%	(7.39%)	6.18%	8.41%	(2.64%)	5.64%	7.63%	(26.21%)	5.97%	10.62%	(32.34%)	7.57%	9.74%	(29.34%)	8.05%	9.58%	(28.07%)	9.12%	10.67%	(29.43%)	4.63%	7.38%	(15.59%)	6.69%	8.13%	(13.08%)	4.75%	8.93%	(19.20%)	1.74%	5.11%	(15.69%)	2.18%	4.95%	(14.08%)	3.22%	6.02%	(15.73%)	1.70%	4.53%	(7.09%)	2.32%	4.59%	(16.00%)	0.88%	3.80%	(15.57%)	1.36%	4.28%	(27.64%)	(2.31%)	2.50%	(24.61%)	(1.91%)	2.33%	(23.05%)	(0.92%)	3.38%	(23.31%)	(2.22%)	2.58%	(12.97%)	(0.51%)	2.79%	(13.01%)	0.02%	1.06%	(18.05%)	(1.26%)	0.08%	(15.65%)	(1.08%)	(0.19%)	(13.95%)	(0.09%)	0.80%	(15.09%)	(1.35%)	(0.37%)	(8.25%)	(0.53%)	0.14%